INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Schedule of Income tax expense

	2017	2016	2015

Current income tax expense	$2,910,904	$3,159,559	$2,806,035
Deferred income tax expense (recovery)	(140,315)	1,005,208	(882,365)

Total income tax expense	$2,770,589	$4,164,767	$1,923,670

Schedule of reconciliation of income taxes

	2017	2016	2015

Net income before income taxes	$5,424,050	$5,668,298	$2,301,757
Combined statutory tax rate	26.00%	26.00%	26.00%

Income tax expense at the Canadian statutory rate	1,410,252	1,473,757	598,457

Reconciling items:
Effect of difference in foreign tax rates	285,045	306,927	123,437
Non-deductible/non-taxable items	601,485	700,143	14,510
Change in unrecognized deductible temporary differences	1,085,984	1,408,398	(95,120)
Impact of foreign exchange	(491,641)	777,498	801,804
Special mining duties	511,271	780,243	213,889
Expiry of tax losses	-	-	320,133
Impact of change of tax rates	(321,670)	-	-
Revisions to estimates	(248,421)	(1,094,616)	(39,224)
Share issue costs and other items	(61,716)	(187,583)	(14,216)

Income tax expense recognized in the year	$2,770,589	$4,164,767	$1,923,670

Deferred income tax assets and liabilities

	December 31,	December 31,	January 1,
	2017	2016	2016

Deferred income tax assets	$4,887,594	$2,830,687	$1,323,091
Deferred income tax liabilities	(9,435,594)	(7,519,002)	(4,858,435)

	$(4,548,000)	$(4,688,315)	$(3,535,344)

The approximate tax effects of each type of temporary difference that gives rise to potential deferred income tax assets and liabilities are as follows:

	December 31, 2017	December 31, 2016	January 1, 2016

Reclamation provision	$594,158	$502,586	$566,004
Non-capital losses	3,196,459	-	-
Other deductible temporary differences	1,096,977	2,328,101	757,087
Inventory	(229,615)	(100,669)	(132,901)
Exploration and evaluation assets	(6,463,733)	(4,265,292)	(2,519,341)
Plant, equipment and mining properties	(2,742,246)	(3,153,041)	(2,206,193)

Net deferred income tax liabilities	$(4,548,000)	$(4,688,315)	$(3,535,344)

Unrecognized deductible temporary differences
	December 31, 2017	December 31, 2016	January 1, 2016

Tax losses carried forward	$13,972,696	$17,350,158	$18,964,478
Share issue costs	1,100,308	1,466,423	41,040
Plant, equipment and mining properties	6,198,014	3,872,794	721,282
Exploration and evaluation assets	1,330,085	1,257,512	10,530,316
Investments	197,978	189,056	191,474
Reclamation provision and other	10,053,737	5,602,790	369,329

Unrecognized deductible temporary differences	$32,852,818	$29,738,733	$30,817,919